Borrowings - Short-Term Borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investments And Cost Method Investments [Abstract]
Balance at year-end	$ 37,215	$ 38,889
Average balance outstanding	43,017	37,258
Maximum month-end balance	$ 48,865	$ 38,889
Weighted-average rate at year-end	0.14%	0.51%
Weighted-average rate during the year	0.21%	0.85%